Income Taxes - Schedule of Unrecognized Tax Benefits (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income Tax Uncertainties [Abstract]
Balance at beginning of the year	¥ 48,606	$ 6,950	¥ 30,817	¥ 15,000
Additions	13,333	1,907	17,789	15,817
Decreases	(9,405)	(1,345)	0	0
Settlement	0	0	0	0
Balance at end of the year	¥ 52,500	$ 7,512	¥ 48,606	¥ 30,817